CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 29, 2013	Dec. 25, 2011
Accounts receivable, allowance	$ 5,707	$ 5,440
Accumulated depreciation	283,426	205,281
Long-term debt, owed to related parties	48,004
Debt owed to related parties		$ 121,992
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	50,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	117,220,795	81,272,593
Common stock, shares outstanding	117,220,795
Scenario, Previously Reported [Member]
Common stock, shares outstanding		81,272,593